Trade Receivables (Details) - Schedule of Lifetime Expected Loss Provision for Trade Receivables - MYR (RM)	Jun. 30, 2023	Jun. 30, 2022
Trade Receivables (Details) - Schedule of Lifetime Expected Loss Provision for Trade Receivables [Line Items]
Gross carrying amount	RM 38,356,692	RM 101,155,225
Total impairment
Net carrying amount	38,356,692	101,155,225
Current [Member]
Trade Receivables (Details) - Schedule of Lifetime Expected Loss Provision for Trade Receivables [Line Items]
Gross carrying amount	37,459,509	101,111,250
Total impairment
Net carrying amount	37,459,509	101,111,250
1 to 30 days [Member]
Trade Receivables (Details) - Schedule of Lifetime Expected Loss Provision for Trade Receivables [Line Items]
Gross carrying amount	812,976	37,177
Total impairment
Net carrying amount	812,976	37,177
31 to 120 days [Member]
Trade Receivables (Details) - Schedule of Lifetime Expected Loss Provision for Trade Receivables [Line Items]
Gross carrying amount	84,207	5,118
Total impairment
Net carrying amount	RM 84,207	5,118
121 to 210 days [Member]
Trade Receivables (Details) - Schedule of Lifetime Expected Loss Provision for Trade Receivables [Line Items]
Gross carrying amount		1,178
Total impairment
Net carrying amount		1,178
More than 210 days [Member]
Trade Receivables (Details) - Schedule of Lifetime Expected Loss Provision for Trade Receivables [Line Items]
Gross carrying amount		502
Total impairment
Net carrying amount		RM 502